Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Aug. 31, 2024	May 09, 2024	Nov. 30, 2023	Jul. 18, 2023	Nov. 30, 2022
Income tax provisions	$ 0	$ 0
Anti-dilutive ordinary shares outstanding	0	0
Cash			$ 50,798		$ 146,933		$ 301,228
Cash equivalents			0		$ 0		0
Ordinary shares redemption price per share					$ 10.15
Cash FDIC insured amount			250,000		$ 250,000
Deferred offering costs			4,532,887		4,532,887
Deferred underwriter discount			4,025,000		4,025,000		4,025,000
Trust account, balance			$ 54,519,214		$ 82,949,890		$ 118,051,563
Common Class A [Member]
Ordinary shares redemption price per share			$ 11.69		$ 11.07		$ 10.27
Ordinary shares possible redemption			4,663,957	2,831,713	7,495,670	4,004,330	11,500,000